Fair Value of Financial Instruments (Details) - Reconciliation of all liabilities measured at fair value on a recurring basis (USD $)	9 Months Ended				12 Months Ended
	Sep. 30, 2013	Sep. 29, 2013	Sep. 30, 2012	Sep. 29, 2012	Dec. 31, 2012	Dec. 30, 2012	Dec. 31, 2011	Dec. 30, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date		$ 2,208,184		$ 5,967,330		$ 5,967,330		$ 2,435,050
Issuances								13,693,991
Revaluation (gains) losses included in other income and expenses		27,896		(2,176,982)		(3,759,146)		(9,271,985)
Settlements								(889,726)
Balance,Period End Date		2,236,080		3,790,348	2,208,184	2,208,184	5,967,330	5,967,330
Total gains (losses) included in other income and expenses attributable to liabilities still held as of End of Period	(302,825)		2,176,982		3,759,146		9,326,210
Warrant Derivatives [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date				655,219		655,219		2,240,962
Issuances
Revaluation (gains) losses included in other income and expenses						(552,524)		(1,269,940)
Settlements								(315,803)
Balance,Period End Date						102,695	655,219	655,219
Total gains (losses) included in other income and expenses attributable to liabilities still held as of End of Period					552,524		1,324,165
Conversion Element OF Promissory Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date				1,931,295		1,931,295
Issuances								11,495,163
Revaluation (gains) losses included in other income and expenses						(1,656,367)		(8,989,945)
Settlements								(573,923)
Balance,Period End Date						274,928	1,931,295	1,931,295
Total gains (losses) included in other income and expenses attributable to liabilities still held as of End of Period					1,656,367		8,989,945
Conversion Elements Of Series B Convertible Preference Share [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date				1,245,101		1,245,101		194,088
Issuances
Revaluation (gains) losses included in other income and expenses						(34,192)		1,051,013
Settlements
Balance,Period End Date						1,210,909	1,245,101	1,245,101
Total gains (losses) included in other income and expenses attributable to liabilities still held as of End of Period					34,192		(1,051,013)
Series A Convertible Preference Share Derivatives [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date				2,135,715		2,135,715
Issuances								2,198,828
Revaluation (gains) losses included in other income and expenses						(1,516,063)		(63,113)
Settlements
Balance,Period End Date						619,652	2,135,715	2,135,715
Total gains (losses) included in other income and expenses attributable to liabilities still held as of End of Period					$ 1,516,063		$ 63,113